Income Tax Expense Computed by Applying the Statutory Federal Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Income tax computed at Federal statutory rate	35.00%	35.00%	35.00%
State taxes	2.70%	2.30%	2.70%
Non-deductible goodwill	0.00%	0.00%	0.00%
Change in valuation allowance	0.00%	0.00%	0.00%
Other	(1.30%)	5.10%	(0.20%)
Effective income tax rate	36.40%	42.40%	37.50%